Borrowings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Borrowings
Bank borrowings	$ 655,795	$ 324,902
Lease financing arrangement	129,110
Shareholder loan	79,501
Trust receipts	73,766	84,263
Interest payable	3,836	3,184
Borrowings	942,008	412,349
Non-current	711,664	199,917
Current	230,344	212,432
Bank borrowings secured by mortgages	762,600	$ 311,000
Shareholder loan with BW Finance Limited
Borrowings
Notional amount	$ 80,000
Number of vessels purchased | item	12